Finance income and costs - Summary of Finance Income and Finance Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Net Finance Cost [Abstract]
Unrealized exchange gains		$ 9,289	$ 19,729		$ 22,856
Interest on cash and cash equivalents		3,310	4,970		11,526
Finance income		12,599	24,699	[1]	34,382	[1]
Unrealized exchange losses		(9,135)	(39,940)		(10,977)
Interest on leases		(9,137)	(6,684)		(3,472)
Convertible note interest	[2]	(67,638)	(41,851)
Other interest expense		(531)	(2,819)		(4,783)
Finance costs	[1]	(86,441)	(91,294)		(19,232)
Net finance income/(costs)		$ (73,842)	$ (66,595)		$ 15,150

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.